Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - (Level 3) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 14,042	£ 15,001
Financial liabilities, at fair value	(5,929)	(6,622)
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	562	767
Financial liabilities, at fair value	0	(24)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	981	698
Financial liabilities, at fair value	(38)	(3)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	(161)	(174)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	6,338	6,394
Financial liabilities, at fair value	0	0
Equity cash products
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	402	542
Financial liabilities, at fair value	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	979	873
Financial liabilities, at fair value	(16)	(14)
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,123	1,258
Financial liabilities, at fair value	(114)	(168)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	916	1,613
Financial liabilities, at fair value	(1,269)	(1,615)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	151	144
Financial liabilities, at fair value	(129)	(143)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	100	196
Financial liabilities, at fair value	(364)	(351)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,490	2,498
Financial liabilities, at fair value	(3,838)	(4,112)
Commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	18
Financial liabilities, at fair value	£ 0	£ (18)